CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 988,760	$ 761,088	$ 603,704
Cost of Revenues	315,699	196,907	126,947
Gross profit	673,061	564,181	476,757
Research and development, net	320,278	250,791	198,912
Selling and marketing	438,210	307,718	249,178
General and administrative	111,915	85,922	59,297
Total operating expenses	870,403	644,431	507,387
Operating loss	(197,342)	(80,250)	(30,630)
Financial income (expenses), net	47,059	(3,621)	(2,794)
Other income (expenses)	118	55	(489)
Loss before taxes on income	(150,165)	(83,816)	(33,913)
Taxes on income	14,989	2,598	3,207
Net loss	(165,154)	(86,414)	(37,120)
Other comprehensive loss:
Unrealized gains (loss) from marketable securities, net of tax	2,916	1,167	(24)
Unrealized gains (loss) on cash flow hedge, net of tax	5,133	1,881	(1,381)
Other comprehensive income (loss) for the year, net of tax	8,049	3,048	(1,405)
Total comprehensive loss	$ (157,105)	$ (83,366)	$ (38,525)
Basic and diluted net loss per ordinary share	$ (3.03)	$ (1.71)	$ (0.77)
Creative Subscription [Member]
Revenues	$ 783,456	$ 644,491	$ 525,350
Cost of Revenues	167,539	120,905	84,752
Business Solutions [Member]
Revenues	205,304	116,597	78,354
Cost of Revenues	$ 148,160	$ 76,002	$ 42,195